Operating Lease (Details) - Schedule of Maturity Analysis of the Company’s Lease Liability $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Maturity Analysis of the Company Lease Liability [Abstract]
Less than one year	$ 74
Two years	78
Total operating lease payments	152
Less: imputed interest	(10)
Present value of lease liabilities	$ 142